Segment Information - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 1,417,536	$ 1,337,991	$ 1,280,986
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	579,906	555,676	525,532
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	73,478	71,797	79,578
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	653,384	627,473	605,110
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	462,980	428,055	409,955
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 301,172	$ 282,463	$ 265,921